Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Share Grant Activity
Restricted share grant activity for the year ended December 31, 2022, and the six months ended June 30, 2023, was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2022	103,487	$9.92	1.06 years
Granted	85,716	10.83
Vested	(71,504)	10.64
Forfeited	(2,006)	9.11
Balance as of December 31, 2022	115,693	$10.16	1.04 years
Granted	47,829	12.45
Vested	(73,650)	10.02
Balance as of June 30, 2023	89,872	$11.49	1.29 years

Schedule of Stock Option Activity
The movements in the outstanding share options during the year ended December 31, 2022, and the six months ended June 30, 2023, were as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2022	310,856	21.37	$ —
Issuance during the year	10,000	9.24	27,200

Balance as of December 31, 2022	320,856	21.08	$—
Issuance during the period	262,412	15.45	1,180,854

Balance as of June 30, 2023	583,268	17.59	$1,207,654